Document And Entity Information	Feb. 07, 2023
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2023
Entity Registrant Name	CF BANKSHARES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25045
Entity Tax Identification Number	34-1877137
Entity Address, Address Line One	7000 N. High Street
Entity Address, City or Town	Worthington
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	334-7979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CFBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001070680